Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation - The accompanying financial statements have been prepared in conformity with U.S. GAAP and the rules and regulations of the SEC, assuming that the Company will continue to operate as a going concern.

Principles of Consolidation

Principles of Consolidation – The Consolidated Financial Statements include the accounts of the Company and Volution Immuno Pharmaceuticals SA, a private Swiss company, its wholly-owned subsidiary. All intercompany transactions have been eliminated.

Foreign Currency

Foreign Currency – The functional currency of the Company is U.S. dollars as that is the primary economic environment in which the Company operates as well as the currency in which it has been financed.

The reporting currency of the Company is U.S. Dollars. The Company translated its non-U.S. operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains/(losses).

Use of Estimates

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, equity, revenue, expenses and related disclosure of contingent assets and liabilities. Management’s estimates and judgments include assumptions used in the evaluation of impairment and useful lives of intangible assets (patents), accrued liabilities, deferred income taxes, liabilities related to stock options and warrants, stock-based compensation and various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from those estimates under different assumptions or conditions.

Fair Value Measurements

Fair Value Measurements – The carrying amounts of financial instruments, including cash, restricted cash, prepaid expenses and other current assets, deferred financing costs, accounts payable and accrued expenses approximate fair value due to their short-term maturities.

The Company’s liabilities related to options and warrants relate to equity and debt financing rounds and options related to RPC Pharma Limited (“RPC”), Akari’s largest shareholder, and unregistered warrants issued to investors and a placement agent in connection with the July 3, 2019 registered direct offering. The liability related to RPC Options was recognized on the Consolidated Balance Sheet at their fair value, with changes in the fair value accounted for in the Consolidated Statements of Comprehensive Loss and included in changes in fair value of options and warrants liabilities (loss) gain.

The Company accounts for unregistered warrants issued to investors and a placement agent in connection with the July 3, 2019 registered direct offering as a warrant liability on the balance sheet and measured at their grant date fair value and subsequently re-measured at each reporting period, with changes being recorded in Consolidated Statements of Comprehensive Loss and included in changes in fair value of option liabilities (loss) gain (See Note 3).

Cash

Cash – The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of December 31, 2019 and December 31, 2018.

Restricted cash	Restricted Cash - Restricted Cash was collateral for a letter of credit related to the Company’s former office leases which terminated in 2018.
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets – Prepaid expenses and other current assets consist principally of prepaid expenses and VAT receivables.
Deferred Financing Costs

Deferred Financing Costs – Deferred financing costs relate to the upfront commitment fee paid to Aspire Capital in the form of ordinary shares and are included in current assets. They are amortized proportionally as the Company sells shares to Aspire Capital.

Property and equipment, net

Property and equipment, net – Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Property and equipment, consists of the following:

	December 31,	December 31,
	2019	2018
Computers, peripheral, and scientific equipment	$85,489	$85,489
Office furniture and equipment	79,449	79,449
Total property and equipment	164,938	164,938
Less: Accumulated depreciation	(159,925)	(144,513)
Property and equipment, net	$5,013	$20,425

Depreciation expense for the years ended December 31, 2019, 2018 and 2017 was $15,412,  $35,473 and $39,351, respectively , and was recorded in both research and development expenses and general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Long-Lived Assets

Long-Lived Assets – The Company reviews all long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. Recoverability of assets to be held or used is measured by comparison of the carrying value of the asset to the future undiscounted net cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment recognized is measured by the amount by which the carrying value of the asset exceeds the discounted future cash flows expected to be generated by the asset.

Patent Acquisition Costs

Patent Acquisition Costs – Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is 22 years. The Company expenses costs associated with maintaining and defending patents subsequent to their issuance in the period incurred. Amortization of patent acquisition costs for the years ended December 31, 2019, 2018 and 2017 was $3,793,  $375 and $3,049, respectively.

Accrued Expenses

Accrued Expenses – As part of the process of preparing the consolidated financial statements, the Company estimates accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s consolidated financial statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical and clinical trials, professional service fees and contingent liabilities. In connection with these service fees, the Company’s estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. In the event that the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, the Company’s reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to the Company’s estimation and judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP.

Research and Development Expenses

Research and Development Expenses – Costs associated with research and development are expensed as incurred unless there is an alternative future use in other research and development projects. Research and development expenses include, among other costs, salaries and personnel-related expenses, fees paid for contract research services, fees paid to clinical research organizations, costs incurred by outside laboratories, manufacturers’ and other accredited facilities in connection with clinical trials and preclinical studies.

Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received. The Company records expenses related to clinical studies and manufacturing development activities based on its estimates of the services received and efforts expended pursuant to contracts with multiple contract research organizations (CROs) and manufacturing vendors that conduct and manage these activities on its behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract, and may result in uneven payment flows. There may be instances in which payments made to the Company's vendors will exceed the level of services provided and result in a prepayment of the expense. Payments under some of these contracts depend on factors such as the successful enrollment of subjects and the completion of clinical study milestones. In amortizing or accruing service fees, the Company estimates the time period over which services will be performed, enrollment of subjects, number of sites activated and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the Company's estimate, the Company will adjust the accrued or prepaid expense balance accordingly.

Research and development expenses for the years ended December 31, 2019, 2018 and 2017 were $8,739,420, $11,795,376 and $23,285,279, respectively. The Company accounts for research and development tax credits at the time its realization becomes probable as a credit to research and development expenses in the Consolidated Statements of Comprehensive Loss (See Note 8). The Company realized $7,907,213 of research and development tax credits in 2019 related to the 2018 and 2017 tax years, $3,794,094 in 2018 related to the 2016 tax year, and did not realize research and development credits in 2017.

Stock-Based Compensation Expense

Stock-Based Compensation Expense – Stock-based compensation expense is recorded using the fair-value based method for all awards granted. Compensation costs for stock options and awards is recorded in earnings (loss) over the requisite service period based on the fair value of those options and awards. For employees, fair value is estimated at the grant date, and for non-employees, fair value is re-measured at each reporting date as required by Accounting Standards Codification (ASC) 718, “Compensation-Stock Compensation ," and Accounting Standards Updates

(ASU) 2018-07, Compensation - Stock Compensation ." Stock options for non-employee directors for their services as directors acting in their role as members of a board of directors are treated as employees if those directors were elected by the employer's shareholders or appointed to a board position that will be filled by shareholder election when the existing term expires. Awards granted to those individuals for other services shall be accounted for as awards to non-employees. Fair values of awards granted under the share option plans are estimated using a Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables. The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company remeasures liability-classified awards to fair value at each balance sheet date until the award is settled. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at the time. The Company charges (or credits) the change in the liability amount from one balance sheet date to another to changes in fair value of option and warrant liabilities (loss) gain. The Company accounts for awards of equity instruments issued to employees and directors under the fair value method of accounting and recognizes such amounts, upon vesting, in general administrative or research and development expenses within its Consolidated Statements of Comprehensive Loss.

Concentration of Credit Risk

Concentration of Credit Risk – Financial instruments that subject the Company to credit risk consist of cash. The Company maintains cash with well-capitalized financial institutions. At times, those amounts may exceed insured limits. The Company has no other significant concentrations of credit risk.

Income Taxes

Income Taxes – The Company accounts for income taxes in accordance with the accounting rules that require an asset and liability approach to accounting for income taxes based upon the future expected values of the related assets and liabilities. Deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and for tax loss and credit carry forwards and are measured using the expected tax rates estimated to be in effect when such basis differences reverse. Valuation allowances are established, if necessary, to reduce the deferred tax asset to the amount that will, more likely than not, be realized. The Company has recorded a full valuation allowance on its deferred tax assets as of December 31, 2019 and December 31, 2018.

Uncertain Tax Positions

Uncertain Tax Positions – The Company follows the provisions of ASC 740 “Accounting for Uncertainty in Income Taxes”, which prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under ASC 740 “Accounting for Uncertainty in Income Taxes,” an entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. Interest and penalties related to uncertain tax positions are recognized as income tax expense. At December 31, 2019 and December 31, 2018, the Company had no uncertain tax positions.

Earnings (Loss) Per Share

Earnings (Loss) Per Share – Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the sum of (1) the weighted-average number of ordinary shares outstanding during the period, (2) the dilutive effect of the assumed exercise of options and warrants using the treasury stock method and (3) the dilutive effect of other potentially dilutive securities. For purposes of the diluted net loss per share calculation, share options and warrants are considered to be potentially dilutive securities and are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the periods presented due to the Company’s net loss position.

Comprehensive Income (Loss)

Comprehensive Income (Loss) – Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

The following table provides details with respect to changes in accumulated other comprehensive loss, which is comprised of foreign currency translation adjustments, as presented in the balance sheets at December 31, 2019 and 2018:

Balance January 1, 2017	$(280,097)
Net current period other comprehensive income	43,851
Balance December 31, 2017	$(236,246)
Net current period other comprehensive loss	(116,180)
Balance December 31, 2018	$(352,426)
Net current period other comprehensive income	3,566
Balance December 31, 2019	$(348,860)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adopted during year –

In February 2016, the FASB issued ASU No. 2016‑02, Leases (“ASU 2016‑02”). ASU 2016‑02 establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The adoption of this standard in 2019 did not have a material impact on the Company’s financial position, results of operations or related financial statement disclosures since the Company elected the option in the standard to not record a ROU asset and lease liability on the balance sheet for leases with terms less than 12 months.

In October 2016, the FASB issued ASU 2016‑16, Intra-Entity Transfers of Assets Other Than Inventory. This guidance removes the prohibition in ASC 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. This guidance is intended to reduce the complexity of U.S. GAAP and diversity in practice related to the tax consequences of certain types of intra-entity asset transfers, particularly those involving intellectual property. This guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The adoption of this standard in 2019 did not have a material impact on the Company's financial position, results of operations or related financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for non-employee share-based payment transactions. The new standard expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from non-employees. ASU 2018-07 is effective for fiscal years beginning after December 15, 2018 (including interim periods within that fiscal year). As the Company does not have a significant number of non-employee share based awards, the application of the new standard did not have a material impact on its consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted  -.

On December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes. The ASU enhances and simplifies various aspects of the income tax accounting guidance in ASC 740 and removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact the adoption of this guidance may have on its consolidated financial statements.

On August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which modifies certain disclosure requirements for reporting fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the impact the adoption of this guidance may have on its consolidated financial statements.